Document and Entity Information	Feb. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	UNIVERSAL HEALTH SERVICES, INC.
Entity Central Index Key	0000352915
Entity Emerging Growth Company	false
Entity File Number	1-10765
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2077891
Entity Address, Address Line One	UNIVERSAL CORPORATE CENTER
Entity Address, Address Line Two	367 SOUTH GULPH ROAD
Entity Address, City or Town	KING OF PRUSSIA
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	768-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class B Common Stock
Trading Symbol	UHS
Security Exchange Name	NYSE
Amendment Description	On February 27, 2024, Universal Health Services, Inc. issued a press release which was included as Exhibit 99.1 on Form 8-K, as filed that day. Exhibit 99.1, as filed on Form 8-K on February 27, 2024, included a schedule of Selected Hospital Statistics for the three months ended December 31, 2023 and 2022. Certain statistical information on that schedule, related solely to the “As Reported - Behavioral Health” facilities for the three months ended December 31, 2023, was inaccurate. The corrected As Reported - Behavioral Health statistical information for the three months ended December 31, 2023 is included on Exhibit 99.1, as filed with this Form 8-K/A.Other than as indicated above, no other changes are required to any of the financial or statistical data as originally included in Exhibit 99.1, as filed on Form 8-K on February 27, 2024